UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA EMERGING MARKETS FUND - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2011

[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA Emerging Markets Fund
AUGUST 31, 2011

                                                                      (Form N-Q)

48054-1011                                   (C)2011, USAA. All rights reserved.
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PORTFOLIO OF INVESTMENTS

USAA EMERGING MARKETS FUND
August 31, 2011 (unaudited)

                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (96.3%)

              COMMON STOCKS (90.5%)

              CONSUMER DISCRETIONARY (8.9%)
              -----------------------------
              APPAREL RETAIL (0.7%)
   140,100    Foschini Ltd.                                                                  $  1,905
   273,700    Mr. Price Group Ltd.                                                              2,887
   112,200    Truworths International Ltd.                                                      1,244
                                                                                             --------
                                                                                                6,036
                                                                                             --------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.4%)
13,569,000    China Dongxiang Group Co.                                                         3,067
     3,100    Fila Korea Ltd.                                                                     252
     3,400    LG Fashion Corp.                                                                    156
                                                                                             --------
                                                                                                3,475
                                                                                             --------
              AUTO PARTS & EQUIPMENT (0.7%)
    42,600    Halla Climate Control Corp.                                                         940
     9,000    Hyundai Mobis Co. Ltd.                                                            2,843
     9,200    Mando Corp.                                                                       1,600
   792,000    Minth Group Ltd.                                                                    880
                                                                                             --------
                                                                                                6,263
                                                                                             --------
              AUTOMOBILE MANUFACTURERS (2.5%)
   672,000    Dongfeng Motor Group Co. Ltd.                                                     1,072
 3,026,866    Guangzhou Automobile Industry Group Co. Ltd. "H"                                  3,273
    14,840    Hyundai Motor Co. Ltd.                                                            2,824
   102,360    KIA Motors Corp.                                                                  6,774
   256,200    Mahindra & Mahindra Ltd. GDR                                                      4,176
   534,500    PT Astra International Tbk(a)                                                     4,318
                                                                                             --------
                                                                                               22,437
                                                                                             --------
              BROADCASTING (0.1%)
    45,800    CTC Media, Inc.                                                                     721
                                                                                             --------
              CABLE & SATELLITE (0.2%)
    44,900    ednNaspers Ltd.                                                                   2,350
                                                                                             --------
              CASINOS & GAMING (0.7%)
   764,900    Genting Berhad(a)                                                                 2,438
   140,870    Grand Korea Leisure Co. Ltd.                                                      2,944
   941,720    Resorts World Berhad(a)                                                           1,074
                                                                                             --------
                                                                                                6,456
                                                                                             --------
              CONSUMER ELECTRONICS (0.6%)
    67,610    LG Electronics, Inc.                                                              4,221
 3,814,569    Tatung Co. Ltd.*                                                                  1,643
                                                                                             --------
                                                                                                5,864
                                                                                             --------
              DEPARTMENT STORES (1.1%)
    67,200    El Puerto De Liverpool, S.A.B. de C.V.                                              519

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1  | USAA Emerging Markets Fund

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
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
   360,000    Golden Eagle Retail Group Ltd.                                                 $    906
     9,200    Hyundai Department Store Co. Ltd.                                                 1,552
 1,193,000    Intime Department Store Co. Ltd.                                                  1,888
    24,400    Lojas Renner S.A.                                                                   918
     6,994    Shinsegae Co. Ltd.                                                                2,095
   503,700    Woolworths Holdings Ltd.                                                          2,625
                                                                                             --------
                                                                                               10,503
                                                                                             --------
              DISTRIBUTORS (0.1%)
    73,900    Imperial Holdings Ltd.                                                            1,223
                                                                                             --------
              FOOTWEAR (0.1%)
   263,780    Grendene S.A., acquired 2/03/2005 - 9/23/2009; cost $828(b)                       1,225
                                                                                             --------
              GENERAL MERCHANDISE STORES (0.2%)
   265,300    Clicks Group Ltd.                                                                 1,582
                                                                                             --------
              HOME IMPROVEMENT RETAIL (0.4%)
   673,340    JD Group Ltd.                                                                     3,923
                                                                                             --------
              HOMEBUILDING (0.8%)
 2,669,600    Consorcio ARA S.A. de C.V.                                                        1,084
   154,910    Desarrolladora Homex S.A. de C.V. ADR*(c)                                         3,216
   183,600    Even Construtora e Incorporadora S.A.                                               799
    31,800    EZ Tec Empreendimentos e Participacoes S.A.                                         321
    23,000    Gafisa S.A. ADR                                                                     217
   186,300    PDG Realty S.A. Empreedimentos                                                      916
    54,000    Rossi Residencial S.A.                                                              414
                                                                                             --------
                                                                                                6,967
                                                                                             --------
              HOTELS, RESORTS, & CRUISE LINES (0.1%)
 1,115,200    Asian Hotels & Properties plc(a)                                                    960
                                                                                             --------
              RESTAURANTS (0.1%)
   468,000    Ajisen (China) Holdings Ltd.                                                        706
                                                                                             --------
              TEXTILES (0.1%)
 2,279,000    Weiqiao Textile Co. Ltd. "H"                                                      1,209
                                                                                             --------
              Total Consumer Discretionary                                                     81,900
                                                                                             --------

              CONSUMER STAPLES (4.1%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.5%)
   174,000    Astra Argo Lestari Tbk(a)                                                           448
 6,409,500    Global Bio-chem Technology Group Co. Ltd.                                         1,967
    16,000    Kernel Holding S.A.*                                                                364
 5,612,500    P.T. Charoen Pokphand Indonesia Tbk(a)                                            1,885
                                                                                             --------
                                                                                                4,664
                                                                                             --------
              BREWERS (0.8%)
    41,700    Compania Cervecerias Unidas S.A. ADR(c)                                           2,390
   139,700    Grupo Modelo S.A. de C.V. "C"                                                       815
    25,309    Hite Brewery Co. Ltd.(a)                                                          2,101
    55,340    Jinro Ltd.                                                                        1,694
                                                                                             --------
                                                                                                7,000
                                                                                             --------
              DISTILLERS & VINTNERS (0.1%)
   432,500    Distilleries Co. of Sri Lanka plc(a)                                                686
                                                                                             --------
              FOOD DISTRIBUTORS (0.2%)
    93,700    Spar Group Ltd.                                                                   1,276
                                                                                             --------
              FOOD RETAIL (0.5%)
    17,000    Magnit OJSC GDR                                                                     405
   335,000    President Chain Store Corp.                                                       2,136
    85,700    Shoprite Holdings Ltd.                                                            1,350

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                                                   Portfolio of Investments |  2

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
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
    24,000    X5 Retail Group N.V.*                                                          $    868
                                                                                             --------
                                                                                                4,759
                                                                                             --------
              HYPERMARKETS & SUPER CENTERS (0.1%)
   248,400    Lianhua Supermarket Holdings Co. Ltd.                                               425
    21,500    Massmart Holdings Ltd.                                                              488
                                                                                             --------
                                                                                                  913
                                                                                             --------
              PACKAGED FOODS & MEAT (1.2%)
    78,600    AVI Ltd.                                                                            367
    91,200    BRF-Brasil Foods S.A.                                                             1,806
   253,600    Charoen Pokphand Foods Public Co. Ltd.(a)                                           266
 1,644,300    JBS S.A.*                                                                         4,411
    12,928    Nong Shim Co. Ltd.                                                                2,896
 1,803,000    PT Indofood Sukses Makmur Tbk(a)                                                  1,321
                                                                                             --------
                                                                                               11,067
                                                                                             --------
              PERSONAL PRODUCTS (0.1%)
   109,000    Hengan International Group Co. Ltd.                                                 933
                                                                                             --------
              SOFT DRINKS (0.4%)
     9,800    Coca Cola Femsa S.A. de C.V. ADR                                                    968
   218,717    Embotelladoras Arca S.A.                                                          1,095
    25,800    Fomento Economico Mexicano ADR                                                    1,778
                                                                                             --------
                                                                                                3,841
                                                                                             --------
              TOBACCO (0.2%)
    29,281    KT&G Corp.                                                                        1,888
                                                                                             --------
              Total Consumer Staples                                                           37,027
                                                                                             --------
              ENERGY (13.7%)
              --------------
              COAL & CONSUMABLE FUELS (1.0%)
 2,523,000    China Coal Energy Co. Ltd "H"                                                     3,390
   447,000    China Shenhua Energy Co. Ltd. "H"                                                 2,078
 1,272,000    Yanzhou Coal Mining Co. Ltd. "H"                                                  3,700
                                                                                             --------
                                                                                                9,168
                                                                                             --------
              INTEGRATED OIL & GAS (7.9%)
    14,420    China Petroleum and Chemical Corp. ADR "H"                                        1,421
   109,400    Lukoil OAO ADR                                                                    6,531
    99,900    Lukoil OAO ADR                                                                    6,014
     5,100    MOL Hungarian Oil and Gas plc*                                                      472
   875,220    OAO Gazprom ADR                                                                  10,634
   584,600    OAO Gazprom ADR                                                                   7,278
 5,148,000    PetroChina Co. Ltd. "H"                                                           6,612
    21,870    PetroChina Co. Ltd. ADR                                                           2,810
   723,980    Petroleo Brasileiro S.A. ADR                                                     21,032
    33,800    PTT Public Co. Ltd.(a)                                                              371
   276,400    Rosneft Oil Co. OJSC GDR*                                                         2,185
   160,600    Rosneft Oil Co. OJSC GDR                                                          1,269
    99,960    Sasol Ltd.                                                                        4,838
    10,890    Sasol Ltd. ADR                                                                      524
                                                                                             --------
                                                                                               71,991
                                                                                             --------
              OIL & GAS DRILLING (0.2%)
   784,000    China Oilfield Services Ltd. "H"                                                  1,229
    14,500    Eurasia Drilling Co. Ltd. GDR                                                       323
     4,800    Eurasia Drilling Co. Ltd. GDR                                                       107
                                                                                             --------
                                                                                                1,659
                                                                                             --------
              OIL & GAS EQUIPMENT & SERVICES (0.1%)
     2,800    Osx Brasil S.A.*                                                                    589

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3  | USAA Emerging Markets Fund

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
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
    34,700    TMK GDR                                                                        $    439
                                                                                             --------
                                                                                                1,028
                                                                                             --------
              OIL & GAS EXPLORATION & PRODUCTION (1.8%)
 2,706,000    CNOOC Ltd.                                                                        5,540
     4,000    CNOOC Ltd. ADR                                                                      813
   336,386    JKX Oil & Gas plc                                                                 1,023
 9,773,000    Medco Energi Internasional Tkp(a)                                                 2,803
    13,300    NovaTek OAO                                                                       1,813
     9,000    NovaTek OAO GDR                                                                   1,227
    79,700    OGX Petroleo e Gas Participacoes S.A.*                                              574
    74,000    Pacific Rubiales Energy Corp.                                                     1,820
    19,500    Petrominerales Ltd.                                                                 609
                                                                                             --------
                                                                                               16,222
                                                                                             --------
              OIL & GAS REFINING & MARKETING (2.7%)
   372,100    Petronas Dagangan Berhad(a)                                                       2,212
   558,564    Reliance Industries Ltd. GDR(d)                                                  19,343
    14,500    SK Energy Co. Ltd.                                                                2,297
    37,200    Tupras-Turkiye Petrol Rafinerileri A.S.(a)                                          714
                                                                                             --------
                                                                                               24,566
                                                                                             --------
              Total Energy                                                                    124,634
                                                                                             --------
              FINANCIALS (23.9%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
    44,340    Mirae Asset Securities Co. Ltd.                                                   1,687
                                                                                             --------
              CONSUMER FINANCE (0.0%)
     5,410    Samsung Card Co. Ltd.                                                               262
                                                                                             --------
              DIVERSIFIED BANKS (18.2%)
 7,090,000    Agricultural Bank of China Ltd.                                                   3,415
 1,111,620    Asya Katilim Bankasi A.S.*(a)                                                     1,259
   251,454    Banco Bradesco S.A. ADR                                                           4,488
   912,400    Banco De Oro                                                                      1,268
   146,952    Banco do Brasil S.A.                                                              2,467
    60,100    Banco do Estado do Rio Grande do Sul S.A.                                           664
     3,200    Banco Macro S.A. ADR                                                                 87
   673,950    Banco Santander Brasil S.A. ADR                                                   6,483
   736,740    Bangkok Bank Public Co. Ltd.                                                      4,019
    14,700    Bangkok Bank Public Co. Ltd. NVDR                                                    79
 8,639,000    Bank of China Ltd. "H"                                                            3,573
 3,074,500    Bank of Communications Co. Ltd. "H"                                               2,278
   881,737    Bank of the Philippine Islands                                                    1,202
    30,680    Bank Polska Kasa Opieki S.A.                                                      1,576
12,354,973    China Construction Bank Corp. "H"                                                 9,172
 3,481,460    Chinatrust Financial Holding Co. Ltd.                                             2,844
   543,125    Commercial International Bank(a)                                                  2,505
   745,840    E.Sun Financial Holding Co. Ltd.                                                    436
 1,538,279    First Financial Holding Co. Ltd.                                                  1,183
 1,259,500    Grupo Financiero Banorte S.A.                                                     5,099
    33,100    Grupo Financiero Galicia S.A. ADR                                                   394
   180,000    HDFC Bank Ltd. ADR                                                                6,005
   306,000    Hong Leong Bank Berhad(a)                                                         1,270
   202,000    Hong Leong Financial Group Berhad(a)                                                801
    83,300    ICICI Bank Ltd. ADR                                                               3,279
21,948,703    Industrial and Commercial Bank of China Ltd. "H"                                 14,405
   104,100    Industrial Bank of Korea                                                          1,561
   678,069    Itau Unibanco Banco Multiplo S.A. GDR                                            12,314
    89,000    JSC VTB Bank GDR                                                                    463
   509,900    Kasikornbank Public Co. Ltd.                                                      2,161
   187,500    Kasikornbank Public Co. Ltd. NVDR                                                   798
   163,853    KB Financial Group, Inc.                                                          6,773

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                                                   Portfolio of Investments |  4

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
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
    30,585    KB Financial Group, Inc. ADR                                                   $  1,263
   896,800    Kiatnakin Bank Public Co. Ltd.(a)                                                 1,032
     5,500    Komercni Banka A.S.                                                               1,156
   842,780    Korea Exchange Bank                                                               6,375
 2,512,700    Krung Thai Bank Public Co. Ltd.(a)                                                1,601
   752,172    Malayan Banking Berhad(a)                                                         2,221
   178,120    Nedcor Ltd.                                                                       3,623
    27,200    NOMOS Bank OJSC GDR*                                                                381
    59,900    OTP Bank                                                                          1,315
 2,342,500    PT Bank Mandiri Tbk(a)                                                            1,931
 3,021,327    PT Bank Negara Indonesia Tbk(a)                                                   1,507
    40,780    Shinhan Financial Group Co. Ltd.                                                  1,716
14,389,894    SinoPac Financials Holdings Co. Ltd.                                              5,506
   878,941    Standard Bank Group Ltd.                                                         12,543
    93,741    State Bank of India Ltd. GDR(d)                                                   8,905
    24,600    State Bank of India Ltd. GDR                                                      2,337
    30,700    Turkiye Garanti Bankasi A.S.(a)                                                     113
   121,300    Turkiye Halk Bankasi A.S.(a)                                                        772
 1,571,348    Turkiye Is Bankasi(a)                                                             4,091
   264,300    Woori Finance Holdings Co. Ltd.                                                   2,936
    62,300    Yapi ve Kredi Bankasi A.S.*(a)                                                      125
                                                                                             --------
                                                                                              165,770
                                                                                             --------
              DIVERSIFIED CAPITAL MARKETS (0.7%)
 2,040,300    Deutsche Bank AG*(a)                                                              5,998
                                                                                             --------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
   948,000    Franshion Properties China Ltd.                                                     213
                                                                                             --------
              INSURANCE BROKERS (0.0%)
    30,000    Brazil Insurance Participacoes e Administracao S.A.                                 358
                                                                                             --------
              INVESTMENT BANKING & BROKERAGE (0.2%)
 3,050,221    KGI Securities Co. Ltd.                                                           1,367
                                                                                             --------
              LIFE & HEALTH INSURANCE (1.5%)
 1,832,887    China Life Insurance Co. Ltd.                                                     2,338
 3,072,000    China Life Insurance Co. Ltd. "H"                                                 7,717
    42,900    Liberty Holdings Ltd.                                                               470
   236,820    Tong Yang Life Insurance Co. Ltd., acquired 10/23/2009 - 4/27/2011;
                cost $2,692(b)                                                                  2,886
                                                                                             --------
                                                                                               13,411
                                                                                             --------
              MULTI-LINE INSURANCE (0.3%)
   132,400    Porto Seguro S.A.                                                                 1,632
     5,300    Powszechny Zaklad Ubezpieczen S.A.*                                                 654
                                                                                             --------
                                                                                                2,286
                                                                                             --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
   430,600    African Bank Investments Ltd.                                                     2,189
   160,700    FirstRand Ltd.                                                                      465
                                                                                             --------
                                                                                                2,654
                                                                                             --------
              PROPERTY & CASUALTY INSURANCE (0.7%)
    42,400    Dongbu Insurance Co. Ltd.                                                         2,059
    22,900    Hyundai Marine & Fire Insurance Co. Ltd.                                            723
 1,576,000    PICC Property and Casualty Co. Ltd "H"                                            2,773
     3,148    Samsung Fire & Marine Insurance Co. Ltd.                                            679
                                                                                             --------
                                                                                                6,234
                                                                                             --------
              REAL ESTATE DEVELOPMENT (1.1%)
   794,000    Agile Property Holdings Ltd.                                                      1,075
 2,405,040    China Overseas Land & Investment Ltd.                                             5,128
   148,400    Direcional Engenharia S.A.                                                          912
 1,394,400    Evergrande Real Estate Group Ltd.                                                   861
 3,103,500    L.P.N. Development Public Co. Ltd.(a)                                             1,160

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5  | USAA Emerging Markets Fund

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
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
 1,403,000    SOHO China Ltd.                                                                $  1,241
                                                                                             --------
                                                                                               10,377
                                                                                             --------
              REAL ESTATE OPERATING COMPANIES (0.7%)
   119,600    BR MALLS Participacoes S.A.                                                       1,334
    27,800    Iguatemi Empresa de Shopping Centers S.A.                                           589
20,662,000    Renhe Commercial Holdings Co. Ltd.                                                4,060
                                                                                             --------
                                                                                                5,983
                                                                                             --------
              REAL ESTATE SERVICES (0.0%)
    62,100    E-House (China) Holdings Ltd.(c)                                                    422
                                                                                             --------
              REGIONAL BANKS (0.0%)
    17,500    BS Financial Group, Inc.*                                                           217
                                                                                             --------
              REITs - RESIDENTIAL (0.0%)
   127,200    Sinpas Gayrimenkul Yatirim Ortakligi A.S.(a)                                        118
                                                                                             --------
              Total Financials                                                                217,357
                                                                                             --------
              HEALTH CARE (1.1%)
              ------------------
              HEALTH CARE EQUIPMENT (0.4%)
   155,810    Mindray Medical International Ltd. ADR(c)                                         4,059
                                                                                             --------
              HEALTH CARE FACILITIES (0.2%)
   618,300    Life Healthcare Group Holdings Ltd.                                               1,551
                                                                                             --------
              PHARMACEUTICALS (0.5%)
   318,500    Genomma Lab Internacional S.A. "B"*                                                 672
     1,150    Richter Gedeon Nyrt                                                                 213
    33,069    Yuhan Corp.                                                                       3,781
                                                                                             --------
                                                                                                4,666
                                                                                             --------
              Total Health Care                                                                10,276
                                                                                             --------
              INDUSTRIALS (6.0%)
              ------------------
              AEROSPACE & DEFENSE (0.2%)
    71,570    Embraer S.A. ADR                                                                  1,824
                                                                                             --------
              AIR FREIGHT & LOGISTICS (0.2%)
11,101,200    Sinotrans Ltd. "H", acquired 3/31/2005 - 8/24/2011; cost $2,543(b)                2,182
                                                                                             --------
              AIRLINES (0.1%)
   779,900    AirAsia Berhad(a)                                                                   878
    25,200    Tam S.A. ADR                                                                        528
                                                                                             --------
                                                                                                1,406
                                                                                             --------
              AIRPORT SERVICES (0.4%)
 7,424,000    Beijing Capital International Airport Co. Ltd. "H"*                               3,557
                                                                                             --------
              CONSTRUCTION & ENGINEERING (2.0%)
 3,427,500    China Railway Construction Corp.                                                  1,823
 6,872,000    China Railway Group Ltd. "H"                                                      1,977
    25,000    Daelim Industrial Co. Ltd.                                                        2,707
   132,060    Hyundai Development Co.                                                           3,088
 7,969,700    Italian-Thai Development Public Co. Ltd.(a)                                       1,202
   802,070    Murray & Roberts Holdings Ltd.                                                    3,189
    18,000    Samsung Engineering Co. Ltd.                                                      4,066
                                                                                             --------
                                                                                               18,052
                                                                                             --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.4%)
 1,336,000    China South Locomotive & Rolling Stock Industry Group                               779
     5,310    Hyundai Heavy Industries Co. Ltd.                                                 1,725
    21,000    Iochpe-Maxion S.A.                                                                  244
    31,900    Larsen & Toubro Ltd. GDR                                                          1,128

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                                                   Portfolio of Investments |  6

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
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
   143,300    Marcopolo S.A.                                                                 $    550
 1,285,590    PT United Tractors Tbk(a)                                                         3,665
    34,000    Randon S.A. Implementos e Participacoes                                             223
   122,800    Tata Motors Ltd. ADR                                                              2,042
    26,100    Turk Traktor ve Ziraat Makineleri A.S.(a)                                           541
   303,000    Weichai Power Co. Ltd. "H"                                                        1,510
                                                                                             --------
                                                                                               12,407
                                                                                             --------
              HEAVY ELECTRICAL EQUIPMENT (0.1%)
   468,000    Harbin Power Equipment Co. Ltd.                                                     598
                                                                                             --------
              HIGHWAYS & RAILTRACKS (0.3%)
   466,200    OHL Mexico SC, S.A.B. de C.V.*                                                      920
 3,012,000    Zhejiang Expressway Co. Ltd. "H"                                                  1,884
                                                                                             --------
                                                                                                2,804
                                                                                             --------
              INDUSTRIAL CONGLOMERATES (0.6%)
     2,300    Alfa, S.A.B. de C.V. "A"                                                             28
    93,100    Grupo Carso SAB de CV                                                               236
 1,873,055    NWS Holdings Ltd.                                                                 2,661
   645,000    Shanghai Industrial Holdings Ltd.                                                 2,129
     3,930    SK Holdings Co. Ltd.                                                                606
                                                                                             --------
                                                                                                5,660
                                                                                             --------
              INDUSTRIAL MACHINERY (0.2%)
    47,760    Doosan Infracore Co. Ltd.*                                                          974
   127,900    Metalfrio Solutions S.A., acquired 4/12/2007 - 6/20/2007; cost $1,253(b)            616
                                                                                             --------
                                                                                                1,590
                                                                                             --------
              MARINE (0.1%)
 1,923,000    Sitc International Co. Ltd.                                                         622
                                                                                             --------
              MARINE PORTS & SERVICES (0.1%)
   598,000    Cosco Pacific Ltd.                                                                  820
    29,600    Global Ports Investments plc*(a)                                                    527
                                                                                             --------
                                                                                                1,347
                                                                                             --------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
   109,600    Barloworld Ltd.                                                                     972
                                                                                             --------
              TRUCKING (0.2%)
    85,100    Localiza Rent a Car S.A.                                                          1,480
                                                                                             --------
              Total Industrials                                                                54,501
                                                                                             --------
              INFORMATION TECHNOLOGY (11.0%)
              ------------------------------
              COMMUNICATIONS EQUIPMENT (0.6%)
 6,925,000    BYD Electronic International Co. Ltd.*                                            2,081
   139,650    High Tech Computer Corp.                                                          3,640
                                                                                             --------
                                                                                                5,721
                                                                                             --------
              COMPUTER HARDWARE (0.1%)
   686,000    Lenovo Group Ltd.                                                                   460
                                                                                             --------
              COMPUTER STORAGE & PERIPHERALS (0.4%)
   280,000    Catcher Technology Co. Ltd.                                                       2,196
 2,827,530    TPV Technology Ltd.                                                               1,267
                                                                                             --------
                                                                                                3,463
                                                                                             --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
    36,246    Cielo S.A.                                                                          931
   369,200    Redecard S.A.                                                                     5,682
                                                                                             --------
                                                                                                6,613
                                                                                             --------
              ELECTRONIC COMPONENTS (1.1%)
 2,115,000    AU Optronics Corp.                                                                1,006
   558,500    AU Optronics Corp. ADR                                                            2,625
 1,297,381    Nan Ya Printed Circuit Board Corp.                                                4,276

================================================================================

7  | USAA Emerging Markets Fund

================================================================================

                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
   793,705    Young Fast Optoelectronics Co. Ltd.                                            $  2,342
                                                                                             --------
                                                                                               10,249
                                                                                             --------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
     2,400    SFA Engineering Corp.                                                               140
                                                                                             --------
              ELECTRONIC MANUFACTURING SERVICES (0.8%)
 2,692,877    Hon Hai Precision Industry Corp. Ltd.                                             6,804
                                                                                             --------
              HOME ENTERTAINMENT SOFTWARE (0.3%)
   110,430    Perfect World Co. Ltd. ADR*(c)                                                    2,371
    69,590    Shanda Games Ltd. ADR*                                                              392
                                                                                             --------
                                                                                                2,763
                                                                                             --------
              INTERNET SOFTWARE & SERVICES (0.8%)
     7,100    Baidu, Inc. ADR*                                                                  1,035
     8,900    Sina Corp.*                                                                         956
   164,000    Tencent Holdings Ltd.                                                             3,897
    49,600    Yandex N.V. "A"*                                                                  1,536
                                                                                             --------
                                                                                                7,424
                                                                                             --------
              IT CONSULTING & OTHER SERVICES (0.7%)
    41,700    Infosys Technologies Ltd. ADR                                                     2,153
 1,513,890    Rolta India Ltd.(d)                                                               3,269
     9,700    SK C&C Co. Ltd.                                                                   1,287
                                                                                             --------
                                                                                                6,709
                                                                                             --------
              SEMICONDUCTORS (5.2%)
 1,702,448    Advanced Semiconductor Engineering, Inc.                                          1,526
    83,520    Hynix Semiconductor, Inc.                                                         1,495
   910,000    Novatek Microelectronics Corp.                                                    2,384
 1,038,100    Powertech Technology, Inc.                                                        2,494
    27,072    Samsung Electronics Co. Ltd.                                                     18,879
 1,615,000    Siliconware Precision Industries Co.                                              1,473
   148,050    Siliconware Precision Industries Co. ADR                                            680
 2,917,378    Taiwan Semiconductor Manufacturing Co. Ltd.                                       6,979
   332,573    Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                   3,981
 1,293,060    Transcend Information, Inc.                                                       2,964
 7,975,286    United Microelectronics Corp.                                                     3,107
   428,870    United Microelectronics Corp. ADR(c)                                                853
                                                                                             --------
                                                                                               46,815
                                                                                             --------
              SYSTEMS SOFTWARE (0.3%)
   189,420    Asseco Poland S.A.                                                                2,797
                                                                                             --------
              TECHNOLOGY DISTRIBUTORS (0.0%)
 1,082,800    China ITS Holdings Co. Ltd.*                                                        228
                                                                                             --------
              Total Information Technology                                                    100,186
                                                                                             --------
              MATERIALS (10.8%)
              -----------------
              COMMODITY CHEMICALS (1.1%)
   188,000    Formosa Chemicals & Fibre Corp.                                                     571
 1,434,000    Formosa Plastics Corp.                                                            4,454
    17,000    Hanwha Chemical Corp.                                                               585
    62,300    KP Chemical Corp.                                                                 1,174
     6,610    LG Chem Ltd.                                                                      2,345
   358,000    Nan Ya Plastics Corp.                                                               852
     3,194    SK Chemicals Co. Ltd.                                                               244
                                                                                             --------
                                                                                               10,225
                                                                                             --------
              CONSTRUCTION MATERIALS (1.2%)
   164,000    Anhui Conch Cement Co. Ltd. "H"                                                     685
   198,546    Cemex S.A. de C.V. ADR*(c)                                                        1,066
   250,000    China National Building Material Co. Ltd. "H"                                       421
 1,522,783    India Cements Ltd. GDR(a),(d)                                                     4,431

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
   603,900    Magnesita Refratarios S.A.*                                                    $  2,314
    56,300    Siam Cement Public Co. Ltd.                                                         627
 1,059,000    Taiwan Cement Corp.                                                               1,415
                                                                                             --------
                                                                                               10,959
                                                                                             --------
              DIVERSIFIED METALS & MINING (1.4%)
 4,792,500    Borneo Lumbung Energi and Meta Tbk*(a)                                              680
   496,768    Grupo Mexico S.A.B. de C.V. "B"                                                   1,691
   419,000    Jiangxi Copper Co. "H"                                                            1,200
     9,390    Korea Zinc Co. Ltd.                                                               3,697
    18,810    Mining and Metallurgical Co. Norilsk Nickel ADR                                     472
     9,900    New World Resources plc "A"                                                          96
 3,871,500    PT Aneka Tambang Tbk(a)                                                             876
   371,000    Sterlite Industries India Ltd. ADR                                                4,300
                                                                                             --------
                                                                                               13,012
                                                                                             --------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
    18,800    Sociedad Quimica y Minera Chile S.A. ADR                                          1,209
    70,600    Uralkali GDR                                                                      3,565
                                                                                             --------
                                                                                                4,774
                                                                                             --------
              GOLD (0.7%)
   360,620    African Barrick Gold Ltd.                                                         3,199
    23,600    Compania de Minas Buenaventura S.A. ADR                                           1,105
   123,100    Koza Altin Isletmeleri A.S.(a)                                                    1,699
                                                                                             --------
                                                                                                6,003
                                                                                             --------
              PAPER PRODUCTS (0.6%)
   282,000    Fibria Celulose S.A. ADR(c)                                                       2,792
   589,631    Sappi Ltd.*                                                                       2,268
                                                                                             --------
                                                                                                5,060
                                                                                             --------
              PRECIOUS METALS & MINERALS (0.9%)
    89,712    Anglo Platinum Ltd.                                                               7,511
    26,200    Polymetal GDR*                                                                      573
                                                                                             --------
                                                                                                8,084
                                                                                             --------
              STEEL (4.4%)
   133,175    ArcelorMittal South Africa Ltd.                                                   1,181
    21,600    Dongkuk Steel Mill Co. Ltd.                                                         617
    52,300    Evraz Group S.A. GDR*                                                             1,255
   625,880    Gerdau S.A. ADR                                                                   5,401
    52,600    Hyundai Hysco                                                                     2,357
    97,400    Industrias CH, S.A. de C.V "B"*                                                     313
    10,200    Kumba Iron Ore Ltd.                                                                 707
 5,602,000    Maanshan Iron & Steel Co. Ltd.                                                    1,971
    80,200    Metalurgica Gerdau S.A.                                                             865
    19,900    Novolipetsk Steel GDR                                                               609
     5,305    POSCO                                                                             2,011
    29,130    POSCO ADR                                                                         2,771
    23,300    Severstal GDR                                                                       363
    27,000    Severstal Joint Stock Co.                                                           420
    32,500    Ternium S.A. ADR                                                                    825
   320,970    Vale S.A.                                                                         9,064
   365,100    Vale S.A. ADR                                                                     9,431
                                                                                             --------
                                                                                               40,161
                                                                                             --------
              Total Materials                                                                  98,278
                                                                                             --------
              TELECOMMUNICATION SERVICES (8.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (2.0%)
   27,600     Cesky Telecom A.S.                                                                  705
  740,000     China Unicom Hong Kong Ltd.                                                       1,568
   14,056     Chunghwa Telecom Co. Ltd. ADR                                                       489
  135,200     KT Corp. ADR                                                                      2,311

================================================================================

9  | USAA Emerging Markets Fund

================================================================================

                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
 1,096,890    Mahanagar Telephone Nigam Ltd. ADR*(c)                                         $  1,832
 1,780,200    PT Telekomunikasi Indonesia Tbk(a)                                                1,525
    19,500    Telecom Argentina S.A. ADR "B"                                                      451
   121,260    Telecomunicacoes de Sao Paulo S.A. ADR                                            3,852
   248,800    Telekomunikacja Polska S.A.                                                       1,495
   478,560    Telkom S.A. Ltd.                                                                  2,450
   386,300    Turk Telekomunikasyon A.S.(a)                                                     1,766
                                                                                             --------
                                                                                               18,444
                                                                                             --------
              WIRELESS TELECOMMUNICATION SERVICES (6.3%)
   440,800    Advanced Info Service Public Co. Ltd.(a)                                          1,669
   511,430    America Movil S.A.B. de C.V. ADR "L"                                             13,072
 1,125,500    China Mobile Ltd.                                                                11,434
    67,870    China Mobile Ltd. ADR                                                             3,473
    55,400    Mobile TeleSystems ADR                                                              938
   294,700    MTN Group Ltd.                                                                    6,078
 4,035,000    PT Indonesian Satellite Corp. Tbk(a)                                              2,507
    25,001    SK Telecom Co. Ltd.                                                               3,632
   204,730    SK Telecom Co. Ltd. ADR                                                           3,292
   497,000    Taiwan Mobile Co. Ltd.                                                            1,347
   344,470    Turkcell Iletisim Hizmetleri A.S.*(a)                                             1,548
    71,460    Turkcell Iletisim Hizmetleri A.S. ADR*                                              805
   371,860    Vimpelcom Ltd.                                                                    4,250
   226,600    Vodacom Group Ltd.                                                                2,929
                                                                                             --------
                                                                                               56,974
                                                                                             --------
              Total Telecommunication Services                                                 75,418
                                                                                             --------
              UTILITIES (2.7%)
              ----------------
              ELECTRIC UTILITIES (1.8%)
   496,913    Centrais Electricas Brasileiras S.A.                                              5,088
    47,600    Companhia Energetica de Minas Gerais ADR                                            901
    82,600    Energias do Brasil S.A.                                                           1,984
    79,700    Enersis S.A. ADR                                                                  1,603
   209,730    Korea Electric Power Corp.*                                                       4,433
    36,800    Korea Electric Power Corp. ADR*                                                     387
 1,266,887    Tenaga Nasional Berhad(a)                                                         2,243
                                                                                             --------
                                                                                               16,639
                                                                                             --------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.9%)
11,190,000    China Power International Development Ltd.                                        2,458
10,153,800    Huaneng Power International, Inc. "H"                                             4,982
    32,940    Huaneng Power International, Inc. ADR "H"                                           644
                                                                                             --------
                                                                                                8,084
                                                                                             --------
              Total Utilities                                                                  24,723
                                                                                             --------
              Total Common Stocks (cost: $823,948)                                            824,300
                                                                                             --------
              PREFERRED SECURITIES (4.0%)

              CONSUMER DISCRETIONARY (0.3%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.2%)
    27,025    Hyundai Motor Co. Ltd.                                                            1,644
                                                                                             --------
              TEXTILES (0.1%)
   355,888    Companhia de Tecidos Norte de Minas, acquired 5/29/2003 - 12/14/2010;
                cost $1,212(b)                                                                    738
                                                                                             --------
              Total Consumer Discretionary                                                      2,382
                                                                                             --------
              CONSUMER STAPLES (0.4%)
              -----------------------
              BREWERS (0.4%)
    99,300    Companhia de Bebidas das Americas ADR                                             3,539
                                                                                             --------
              Total Consumer Staples                                                            3,539
                                                                                             --------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              ENERGY (1.6%)
              -------------
              INTEGRATED OIL & GAS (1.6%)
   567,250    Petroleo Brasileiro S.A. ADR                                                   $ 15,117
                                                                                             --------
              Total Energy                                                                     15,117
                                                                                             --------
              FINANCIALS (0.5%)
              -----------------
              DIVERSIFIED BANKS (0.5%)
    58,800    Banco Itau Holding Financeira S.A.                                                1,066
   524,429    Itausa - Investimentos Itau S.A.                                                  3,156
                                                                                             --------
                                                                                                4,222
                                                                                             --------
              Total Financials                                                                  4,222
                                                                                             --------
              MATERIALS (0.4%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
    75,700    Braskem S.A. "A"                                                                    899
                                                                                             --------
              PAPER PACKAGING (0.0%)
    55,300    Klabin S.A.                                                                         185
                                                                                             --------
              PAPER PRODUCTS (0.1%)
    74,525    Suzano Papel e Celulose S.A.                                                        423
                                                                                             --------
              STEEL (0.2%)
    80,700    Bradespar S.A.                                                                    1,792
    50,100    Gerdau S.A.                                                                         428
                                                                                             --------
                                                                                                2,220
                                                                                             --------
              Total Materials                                                                   3,727
                                                                                             --------
              TELECOMMUNICATION SERVICES (0.8%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
   338,280    Tele Norte Leste Participacoes S.A. ADR                                           4,431
                                                                                             --------
              WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    99,695    TIM Participacoes S.A. ADR(c)                                                     3,105
                                                                                             --------
              Total Telecommunication Services                                                  7,536
                                                                                             --------
              Total Preferred Securities (cost: $37,126)                                       36,523
                                                                                             --------
              EXCHANGE-TRADED FUNDS (1.8%)

    41,851    iPath MSCI India Index ETF*(c)                                                    2,532
 2,332,900    iShares FTSE A50 China Index ETF(c)                                               3,548
   111,270    iShares MSCI Emerging Markets Index ETF                                           4,753
   233,260    WisdomTree India Earnings ETF                                                     4,838
                                                                                             --------
              Total Exchange-Traded Funds (cost: $16,659)                                      15,671
                                                                                             --------
              Total Equity Securities (cost: $877,733)                                        876,494
                                                                                             --------
              MONEY MARKET INSTRUMENTS (3.2%)

              MONEY MARKET FUNDS (3.2%)
29,206,466    State Street Institutional Liquid Reserve Fund, 0.10%(e)                         29,206
                                                                                             --------
              Total Money Market Instruments (cost: $29,206)                                   29,206
                                                                                             --------

================================================================================

11  | USAA Emerging Markets Fund

================================================================================

                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (1.3%)

              MONEY MARKET FUNDS (1.0%)

     6,709    AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.10%(e)                $      7
    60,104    Blackrock Liquidity Funds TempFund, 0.07%(e)                                         60
 8,960,233    Fidelity Institutional Money Market Portfolio, 0.11%(e)                           8,960
                                                                                             --------
              Total Money Market Funds                                                          9,027
                                                                                             --------

PRINCIPAL
AMOUNT
(000)
-----------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (0.3%)
$    1,654    Credit Suisse First Boston LLC, 0.06%, acquired on 8/31/2011 and due
                 9/01/2011 at $1,653 (collateralized by $1,680 of Fannie Mae(f),
                 0.50%, due 10/30/2012; market value $1,689)                                    1,654
     1,265    Deutsche Bank Securities, Inc., 0.06%, acquired on 8/31/2011 and due 9/01/2011 at $1,265 (collateralized by $1,191 of Federal
                 Farm Credit Bank(f), 3.00%, due 9/22/2014; market value $1,291)                1,265
                                                                                             --------
              Total Repurchase Agreements                                                       2,919
                                                                                             --------
              Total Short-term Investments Purchased With Cash Collateral From
              Securities Loaned (cost: $11,946)                                                11,946
                                                                                             --------
              TOTAL INVESTMENTS (COST: $918,885)                                             $917,646
                                                                                             ========

($ IN 000s)                                           VALUATION HIERARCHY
                                                      -------------------
                                           (LEVEL 1)       (LEVEL 2)         (LEVEL 3)
                                         QUOTED PRICES       OTHER          SIGNIFICANT
                                           IN ACTIVE      SIGNIFICANT      UNOBSERVABLE
                                            MARKETS        OBSERVABLE         INPUTS
                                         FOR IDENTICAL      INPUTS
ASSETS                                      ASSETS                                                 TOTAL
--------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                          $     750,442    $    73,858      $         --     $    824,300
  Preferred Securities                          36,523             --                --           36,523
  Exchange-Traded Funds                         15,671             --                --           15,671
Money Market Instruments:
  Money Market Funds                            29,206             --                --           29,206
Short-Term Investments Purchased With
Cash Collateral From Securities Loaned:
  Money Market Funds                             9,027             --                --            9,027
  Repurchase Agreements                             --          2,919                --            2,919
--------------------------------------------------------------------------------------------------------
Total                                    $     840,869    $    76,777      $         --     $    917,646
--------------------------------------------------------------------------------------------------------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                            COMMON STOCKS
-----------------------------------------------------------------------------------------
Balance as of May 31, 2011                                                        $ 3,544
Purchases                                                                               -
Sales                                                                                   -
Transfers into Level 3                                                                  -
Transfers out of Level 3                                                           (3,544)
Net realized gain (loss)                                                                -
Change in net unrealized appreciation/depreciation                                      -
-----------------------------------------------------------------------------------------
Balance as of August 31, 2011                                                     $     -
-----------------------------------------------------------------------------------------

For the period of June 1, 2011 through August 31, 2011, common stocks with a fair value of $52,159,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. A common stock with a fair value $3,544,000 was transferred from Level 3 to Level 1 as trading resumed after a division spin-off was complete. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

13  | USAA Emerging Markets Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: Emerging Markets Fund Shares (Fund Shares), Emerging Markets Fund Institutional Shares (Institutional Shares), and effective August 1, 2010, Emerging Markets Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Securities, including exchange-traded funds (ETFs), exchange-traded notes
(ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign

================================================================================

14  | USAA Emerging Markets Fund

================================================================================

securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

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15  | USAA Emerging Markets Fund

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Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets, and repurchase agreements valued at cost, which approximates fair value.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend Securities, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair market value of the loaned portion of these securities as of August 31, 2011, was approximately $11,652,000.

E. NEW ACCOUNTING PRONOUNCEMENTS
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the financial statements of the Fund, but changed the presentation of the Level 3 rollforward shown within the portfolio of investments.

F. As of August 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2011, were $97,307,000 and $98,546,000, respectively, resulting in net unrealized depreciation of $1,239,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $910,641,000 at August 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

H. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
iPath iPath - Exchange traded notes (ETNs) that are senior, unsecured, unsubordinated debt securities issued by Barclays Bank, PLC. ETNs are traded on securities exchanges and are linked to the return of a benchmark index.
iShares Exchange-traded funds, managed by BlackRock, Inc., that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
NVDR Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.

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17  | USAA Emerging Markets Fund

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SPECIFIC NOTES

(a) Security was fair valued at August 31, 2011, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at August 31, 2011, was $7,647,000, which represented 0.8% of the fund's net assets.
(c)  The security or a portion thereof was out on loan as of August 31, 2011.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(e) Rate represents the money market fund annualized seven-day yield at August 31, 2011.
(f) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
*    Non-income-producing security.

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                                         Notes to Portfolio of Investments |  18



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:     10/26/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     10/26/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     10/26/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.